Acquisitions (Details)	1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended						1 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended				9 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	9 Months Ended			1 Months Ended	3 Months Ended			9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended		1 Months Ended			1 Months Ended			12 Months Ended		9 Months Ended			9 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended		9 Months Ended
	Jun. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)		Jun. 12, 2012 USD ($)	Mar. 28, 2012 CAD	Oct. 31, 2011 Molycorp Sillamae USD ($)	Apr. 30, 2011 Molycorp Sillamae	Dec. 31, 2011 Molycorp Sillamae USD ($)	Dec. 31, 2011 Molycorp Sillamae USD ($) metrictonne	Oct. 24, 2011 Molycorp Sillamae USD ($)	Apr. 02, 2011 Molycorp Sillamae USD ($)	Apr. 30, 2011 Molycorp Sillamae AS Silmet Grupp USD ($)	Apr. 02, 2011 Molycorp Sillamae AS Silmet Grupp	Dec. 31, 2010 Molycorp Sillamae AS Silmet Grupp	Apr. 02, 2011 Molycorp Sillamae Treibacher Industrie AG USD ($)	Dec. 31, 2011 Molycorp Tolleson USD ($)	Dec. 31, 2011 Molycorp Tolleson USD ($)	Dec. 31, 2010 Molycorp Tolleson USD ($)	Apr. 14, 2011 Molycorp Tolleson USD ($)	Apr. 30, 2011 Molycorp Tolleson Santoku	Oct. 31, 2011 Molycorp Silmet USD ($)	Sep. 30, 2012 Molycorp Silmet Mg	Sep. 30, 2011 Molycorp Silmet USD ($)	Oct. 24, 2011 Molycorp Silmet USD ($)	Apr. 02, 2011 Molycorp Silmet USD ($)	Apr. 30, 2011 Molycorp Silmet AS Silmet Grupp USD ($)	Mar. 31, 2012 Molycorp Silmet AS Silmet Grupp	Apr. 02, 2011 Molycorp Silmet AS Silmet Grupp	Apr. 02, 2011 Molycorp Silmet Treibacher Industries AG USD ($)	Sep. 30, 2012 MMA USD ($)	Apr. 16, 2011 MMA USD ($)	Apr. 30, 2011 MMA Santoku	Sep. 30, 2012 Molycorp Canada USD ($)	Sep. 30, 2012 Molycorp Canada USD ($)	Jun. 12, 2012 Molycorp Canada USD ($)	Jun. 12, 2012 Molycorp Canada CAD	Dec. 31, 2011 Molycorp Sillamäe and Molycorp Tolleson [Member] USD ($)	Dec. 31, 2010 Molycorp Sillamäe and Molycorp Tolleson [Member] USD ($)	Jun. 30, 2012 MCP Exchangeco Inc.	Jun. 30, 2012 MCP Exchangeco Inc. Molycorp Canada	Jun. 12, 2012 MCP Exchangeco Inc. Molycorp Canada	Jun. 30, 2012 Molycorp	Jun. 30, 2012 Molycorp Molycorp Canada	Jun. 12, 2012 Molycorp Molycorp Canada	Dec. 31, 2011 Customer relationships	Dec. 31, 2011 Customer relationships Molycorp Sillamae	Sep. 30, 2012 Customer relationships Molycorp Silmet	Sep. 30, 2012 Customer relationships Molycorp Canada	Jun. 12, 2012 Customer relationships Molycorp Canada USD ($)	Sep. 30, 2012 Rare Earth Quotas Molycorp Canada	Jun. 12, 2012 Rare Earth Quotas Molycorp Canada USD ($)	Sep. 30, 2012 Patents Molycorp Canada	Jun. 12, 2012 Patents Molycorp Canada USD ($)	Dec. 31, 2011 Trade name	Sep. 30, 2012 Trade name Molycorp Canada	Jun. 12, 2012 Trade name Molycorp Canada USD ($)	Sep. 30, 2012 Other Molycorp Canada	Jun. 12, 2012 Other Molycorp Canada USD ($)	Sep. 30, 2012 Secured Debt 10% Senior Securied Notes, net of discount, due June 2020
Business Acquisition [Line Items]
Net (loss) income attributable to Molycorp stockholders		$ (18,891,000)	$ 26,579,000	$ 45,356,000	$ 47,787,000	$ (2,198,000)	$ (9,589,000)	$ (10,145,000)	$ (23,291,000)	$ (7,749,000)	$ (89,976,000)	$ 90,947,000	$ 117,526,000	$ (50,774,000)	$ (28,587,000)				$ 117,526,000		$ 12,763,000								$ 7,877,000
Effect of Transaction with Noncontrolling Interest on Equity Attributable to Parent Decrease in Equity for Purchase of Minority Interest																			10,000,000
Revenue from External Customers		205,604,000		138,050,000							394,651,000	263,927,000	396,831,000								86,496,000								56,772,000
Business Acquisition, Transaction Costs [Abstract]
Corporate development: Legal, accounting and advisory fees		1,073,000		573,000							19,379,000	3,889,000																																		465,000	16,498,000
Other expenses: Contingent forward contracts																																																	11.30
Interest expense: Bridge loan fee																																																						0.4242			0.4242
Interest acquired (as a percent)																							9.977%	90.023%		80.00%	80.00%	10.023%									9.977%	90.023%			80.00%	10.023%
Purchase consideration:
Cash consideration																							10,000,000	9,021,000				9,000,000				17,500,000					10,000,000	9,021,000				9,000,000		17,500,000				908,181,000
Fair value of Molycorp common stock issued																	284,100,000							72,653,000														72,653,000						0				284,144,000
Total purchase consideration																								81,674,000								17,500,000						81,674,000						17,500,000				1,192,325,000
Notional amount of derivatives																		870,000,000
The fair values of the assets and liabilities acquired:
Cash and cash equivalent																								105,000								6,395,000						105,000						6,395,000				317,169,000
Accounts receivable																																																101,470,000
Accounts receivable and other current assets																								8,626,000								5,474,000						8,626,000						5,474,000
Inventory																								37,404,000								11,327,000						37,404,000						11,327,000				250,989,000
Prepaid expenses and other current assets																																																26,893,000
Property, plant and equipment																								63,393,000								4,512,000						63,393,000						4,512,000				70,391,000
Investments																																																21,019,000
Intangibles																								2,669,000														2,669,000						0				491,786,000														348,100,000		80,300,000		39,800,000			15,800,000		7,800,000
Goodwill																								1,455,000								1,977,000						1,455,000						1,977,000				501,571,000
Other non-current assets																																																22,859,000
Accounts payable and accrued expenses																																																(138,576,000)
Debt - current																																																(255,056,000)
Other current liabilities																																																(29,939,000)
Liabilities																								(19,974,000)								(8,989,000)						(19,974,000)						(8,989,000)
Deferred tax liabilities																																(3,196,000)						0						(3,196,000)				(158,177,000)
Long-term debt																								(3,184,000)														(3,184,000)						0				(281,000)
Other non-current liabilities																																																(14,032,000)
Noncontrolling interest																								(8,820,000)														(8,820,000)						0				(15,761,000)
Total purchase consideration																								81,674,000								17,500,000						81,674,000						17,500,000				1,192,325,000
Fair value of trade receivable acquired		101,500,000									101,500,000													5,000,000								4,900,000						5,000,000						4,900,000
Weighted average useful life (in years)																																																													15 years		11 years		2 years			10 years		12 years
Unaudited proforma
Sales	162,764,000	206,397,000		385,889,000							729,469,000	860,707,000	1,196,876,000																							297,400,000														430,305,000	85,549,000
Net Income (Loss)	1,118,000	1,165,000		108,386,000							(74,229,000)	200,951,000	241,897,000																							104,170,000														105,397,000	(30,920,000)
Net Income (Loss) Attributable To Molycorp	(2,322,000)	(2,955,000)		105,947,000							(82,056,000)	192,300,000	231,766,000																							103,457,000														104,590,000	(31,329,000)
EPS Basic (in dollars per share)	$ (0.02)	$ (0.03)		$ 0.94							$ (0.77)	$ 1.69	$ 2.03																							$ 1.17														$ 1.13	$ (0.50)
Other actual and pro forma information
Intercompany sales		0		0							0	0	0									13,900,000																					19,600,000
Non-recurring acquisition related costs													2,100,000									1,500,000								600,000													1,800,000
Purchase price variance capitalized																														1,100,000	2,900,000												1,100,000
Unaudited Pro forma intercompany sales													69,100,000
Pro forma intercompany earnings													28,000,000
Intercompany earnings																						8,400,000
Intercompany costs																														5,600,000
Finite-Lived Assets, Useful Life, Minimum											2 years
Finite-Lived Assets, Useful Life, Maximum											30 years
Interest rate																																																																								10.00%
DIrect Transaction Expenses Excluded from Nonrecurring Expense											115,200,000
Other disclosures
Common stock issued to acquire the entity (in shares)																									1,593,419														1,593,419													507,203	507,203		13,545,426	13,545,426
Period of marketing and distribution agreement (in years)																																	5 years												5 years
Adjustments to Additional Paid in Capital																			400,000															400,000
Number of consecutive trading days considered for calculation of closing price																									20 days															20 days
Contractual value of shares issued to acquire the entity																									80,000,000														80,000,000
Increase in rare earth production capacity (in mt)																						3,000													3,000
Period of rare earth products purchase and supply agreement (in years)																																	2 years												2 years
Discount percentage deducted from common stock price																				23.00%																			23.00%
Finite-Lived Intangible Assets, Average Useful Life																																																										15 years	15 years	15 years							12 years
Business Acquisition, Cost of Acquired Entity, Contingent Forward Contract Loss																																														0	37,589,000
Business Acquisition, Cost of Acquired Entity, Bridge Loan Fee																																														0	7,937,000
Recognized Transaction Costs		500,000									62,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(15,451,000)	26,674,000	45,101,000	48,755,000	(2,198,000)					(85,856,000)	91,660,000	118,334,000	(50,774,000)	(28,587,000)	[1]					13,571,000								7,877,000
Basic (loss) earnings per share		$ (0.19)	$ 0.27	$ 0.51	$ 0.52	$ (0.04)	$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1.01	$ 1.29	$ (0.81)	$ (0.72)						$ 0.15								$ 0.09
Effect of Transaction with Noncontrolling Interest on Equity Attributable to Parent Change from Net Income Attributable to Parent and Transfer to Noncontrolling Interest																			$ 107,526,000

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.